Quarterly Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Total operating revenues	$ 90,466	$ 27,866	$ 23,665	$ 23,840	$ 13,233	$ 11,673	$ 6,580	$ 4,155	$ 4,792	$ 88,604	$ 27,200	$ 13,972
Total operating expenses	124,272	27,755	52,274	25,833	10,705	9,640	8,123	11,984	6,353	116,567	36,100	12,807
Operating income (loss)	(33,806)	111	(28,609)	(1,993)	2,528	2,033	(1,543)	(7,829)	(1,561)	(27,963)	(8,900)	1,165
Net income (loss)	$ 138,829	$ (14,935)	$ (33,652)	$ 19,586	$ (6,775)	$ 2,397	$ (6,523)	$ (12,884)	$ (2,334)